Submission	Sep. 25, 2024
Submission [Line Items]
Central Index Key	0001556593
Registrant Name	Rithm Capital Corp.
Registration File Number	333-266599
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES